Share-based payment reserve - Sasol Khanyisa Employee Share Ownership (Details) - ZAR (R)		12 Months Ended
	Jun. 01, 2018	Jun. 30, 2021
Retained earnings
Share-based payment transaction
Amount reclassified from the share-based payments reserve to retained earnings upon vesting		R 1,889,000,000
Sasol Khanyisa share transaction
Share-based payment transaction
Transaction term	10 years
Tier 1 - Eligible Inzalo participants
Share-based payment transaction
Cost of rights granted for participants	R 0
Value of rights granted	R 100,000
Service period	3 years
Vesting period	3 years
Tier 1 - Eligible Inzalo participants | Retained earnings
Share-based payment transaction
Amount reclassified from the share-based payments reserve to retained earnings upon vesting		R 1,900,000,000
Tier 2 - Qualifying employees
Share-based payment transaction
Percentage of beneficial ownership		9.20%
Percentage of dividend utilised for repayment of vendor funding and financial cost		97.50%
Trickle dividends percentage		2.50%
Tier 2 - Qualifying employees | Prime rate
Share-based payment transaction
Percentage of base rate used to calculate financing cost		75.00%